Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Cash flows from operating activities:
Net (loss) income	$ (32,837)	$ 9,701
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	13	14
Standby equity purchase agreement non-cash commitment fee	300
Issuance costs for private placement of shares and warrants through placement agent	1,628
Amortization of discount on convertible notes		348
Gain on restructuring of payables		(407)
Loss on derivatives		852
Loss on induced conversion		1,180
Stock-based compensation	807	1,013
Changes in operating assets and liabilities:
Prepaid expenses and other assets	3,289	(3,483)
Accounts payable, accrued expenses, and other liabilities	14,481	(12,320)
Net cash used in operating activities	(12,319)	(3,102)
Cash flows from investing activities:
Net cash provided by/used in investing activities
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs		10,377
Proceeds from sale of common stock and warrants, net of issuance costs	15,318
Proceeds from standby equity purchase agreement, net of issuance costs	874
Proceeds from exercise of stock options	21	21
Cash paid for note payable	(142)	(710)
Net cash provided by financing activities	16,071	9,688
Net change in cash and cash equivalents	3,752	6,586
Cash and cash equivalents at beginning of period	11,903	9,814
Cash and cash equivalents at end of period	15,655	16,400
Supplemental disclosure:
Cash paid for interest	20	25
Non-cash investing and financing transactions:
Issuance of common stock for interest on convertible notes	6,750	2,593
Accrued dividends on Series C and D convertible preferred stock	1,106	$ 1,106
Warrants issued to placement agent	$ 2,573